Note 12 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
12.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2012	2013
Technology infrastructure	$9,605,535	$10,299,529
Computer equipment	1,911,447	1,840,958
Furniture, fixtures and equipment	3,200,237	3,548,706
Motor vehicle	731,672	609,345
Leasehold improvements	3,910,370	4,173,025
	19,359,261	20,471,563
Less: accumulated depreciation	(14,445,147)	(16,603,296)
	$4,914,114	$3,868,267

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 were $3,037,681, $2,838,031 and $1,732,035, respectively.